CHAPMAN AND CUTLER LLP                            111 WEST MONROE STREET
                                                  CHICAGO, ILLINOIS  60603



                                 March 25, 2011



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

     Re:           First Trust Exchange-Traded AlphaDEX(R) Fund
                --------------------------------------------------

 Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 9 and under the Investment Company Act of 1940, as amended, Amendment No. 12 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Mega Cap AlphaDEX(R) Fund, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act in order to conform with the Form N-1A requirements.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP


                                           By: /s/ Morrison C. Warren
                                               -----------------------------
                                               Morrison C. Warren

Enclosures

cc:  W. Scott Jardine
     Eric F. Fess